Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000158832 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158832 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158832 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158832 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158832 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158832 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158832 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158832 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158832 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158832 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158832 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.60%
C000158832 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158832 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158832 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158832 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000158833 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158833 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158833 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158833 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158833 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158833 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158833 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158833 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158833 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158833 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158833 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.60%
C000158833 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158833 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158833 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158833 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000158834 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000158834 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158834 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000158834 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000158834 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000158834 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158834 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158834 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158834 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158834 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158834 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.60%
C000158834 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158834 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000158826 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000158826 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158826 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158826 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158826 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158826 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158826 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158826 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158826 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158826 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158826 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.30%
C000158826 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158826 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158826 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000158826 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000158827 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000158827 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158827 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158827 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158827 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158827 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158827 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158827 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158827 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158827 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158827 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.30%
C000158827 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158827 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158827 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000158827 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000158828 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000158828 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158828 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158828 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158828 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158828 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158828 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158828 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158828 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158828 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158828 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	99.30%
C000158828 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158828 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158828 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158828 | Equity
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000158828 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000158829 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000158829 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158829 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158829 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158829 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158829 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158829 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158829 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158829 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158829 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158829 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.80%
C000158829 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158829 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158829 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158829 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000158829 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158830 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000158830 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158830 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158830 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158830 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158830 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158830 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158830 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158830 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158830 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158830 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.80%
C000158830 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158830 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000158830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158831 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000158831 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158831 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158831 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158831 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158831 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158831 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158831 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158831 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158831 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158831 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.80%
C000158831 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158831 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158831 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000158831 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000158831 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158823 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158823 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158823 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158823 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158823 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158823 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158823 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000158823 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158823 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158823 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158823 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.60%
C000158823 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158823 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158823 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158823 | Equity
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000158823 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000158824 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158824 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158824 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158824 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158824 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158824 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158824 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000158824 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158824 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158824 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158824 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.60%
C000158824 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158824 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158824 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158824 | Equity
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000158824 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000158825 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000158825 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158825 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158825 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158825 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158825 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158825 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000158825 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158825 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158825 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158825 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.60%
C000158825 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000158825 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000158825 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000158820 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158820 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158820 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158820 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158820 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158820 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158820 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158820 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000158820 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158820 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158820 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.90%
C000158820 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158820 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158820 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000158820 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000158821 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158821 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158821 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158821 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158821 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158821 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158821 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158821 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000158821 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158821 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158821 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.90%
C000158821 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158821 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158821 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158821 | Equity
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000158821 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000158822 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158822 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000158822 | 31609A404 | Fidelity Enhanced International ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158822 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158822 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158822 | 33739H101 | First Trust Global Tactical Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158822 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158822 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000158822 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000158822 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000158822 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.90%
C000158822 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158822 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158822 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158822 | Equity
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000158822 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.40%